Shareholders' Equity (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 19, 2021	Nov. 20, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 15, 2021	Apr. 08, 2021
Shareholders' Equity (Details) [Line Items]
Preferred shares, authorized			100,000,000	100,000,000
Ordinary shares, authorized			300,000,000	300,000,000	300,000,000
Common stock shares issued			3,201,758	3,201,758	3,201,758
Shares subject to possible redemption			1,278,411	1,413,480	11,487,992
Ordinary share at a price (in Dollars per share)			$ 11.5	$ 11.41	$ 10.35	$ 0.06
Aggregate fair value of dividend warrants (in Dollars)			$ 13,232,232	$ 11,817,752			$ 636,375
Aggregate ordinary shares			6,616,116	5,908,876
Weighted average exercise per share			11.5
Shares subject to possible redemption				1,413,480	11,487,992
Ordinary share at a price (in Dollars per share)				$ 11.5
Warrants, description		Every 10 Public Rights will convert automatically into one ordinary share upon consummation of a Business Combination (see Note 11).
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary share at a price (in Dollars per share)	$ 11.5
Warrants, description			The Company may call the warrants for redemption (excluding the Private Warrants and any warrants issued to its initial shareholders, officers or directors in payment of working capital loans made to the Company, but including outstanding warrants issued upon exercise of the unit purchase option issued to Chardan Capital Markets LLC), in whole and not in part, at a price of $0.01 per warrant, ● at any time after the warrants become exercisable, ● upon not less than 30 days’ prior written notice of redemption to each warrant holder, ● if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to warrant holders; and ● if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.
Proceeds from issuance of warrants (in Dollars)	$ 1,414,480
Warrants, description				The Company may call the warrants for redemption (excluding the private warrants and any warrants issued to its initial shareholders, officers or directors in payment of working capital loans made to the Company, but including outstanding warrants issued upon exercise of the unit purchase option issued to Chardan Capital Markets LLC), in whole and not in part, at a price of $0.01 per warrant, ●at any time after the warrants become exercisable, ●upon not less than 30 days’ prior written notice of redemption to each warrant holder, ●if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to warrant holders; and ●if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.